EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Statement Line Items [Line Items]
Beginning balance	$ 199,848	$ 19,258,358
Exploration costs during the year:
Consulting		25,717
Drilling	8,823	8,143
Lease payments		5,168
Royalties	4,695	22,664
Taxes, licenses and permits	23,521	28,923
Proceeds from sale of mineral property		(19,149,125)
Ending balance	236,887	199,848
Robertson Property [Member]
Statement Line Items [Line Items]
Beginning balance		19,111,111
Exploration costs during the year:
Consulting		25,717
Drilling
Lease payments		5,168
Royalties
Taxes, licenses and permits		7,129
Proceeds from sale of mineral property		(19,149,126)
Ending balance
Ruf and Norma Sass Claims [Member]
Statement Line Items [Line Items]
Beginning balance	162,595	132,554
Exploration costs during the year:
Consulting
Drilling	8,823
Lease payments
Royalties	4,695	22,664
Taxes, licenses and permits	7,836	7,377
Proceeds from sale of mineral property
Ending balance	183,949	162,595
Eagle & JDN Claims [Member]
Statement Line Items [Line Items]
Beginning balance	37,252	14,692
Exploration costs during the year:
Consulting
Drilling		8,143
Lease payments
Royalties
Taxes, licenses and permits	15,685	14,417
Proceeds from sale of mineral property
Ending balance	52,937	37,252
Robertson Royalty Interest [Member]
Statement Line Items [Line Items]
Beginning balance	1	1
Exploration costs during the year:
Consulting
Drilling
Lease payments
Royalties
Taxes, licenses and permits
Proceeds from sale of mineral property		1
Ending balance	$ 1	$ 1